Acquisitions and Business Combinations - Narrative (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2024 ZAR (R) $ / lb	Jun. 30, 2023 ZAR (R) $ / lb	Jun. 30, 2022 ZAR (R) $ / lb	Dec. 16, 2022 ZAR (R) $ / lb australianDollarPerUSDollar	Dec. 16, 2022 USD ($) $ / lb australianDollarPerUSDollar	Oct. 06, 2022 USD ($)	Oct. 01, 2020 ZAR (R)
Disclosure of detailed information about business combination [line items]
Acquisition related costs	R 0	R 214	R 0
Corporate business development	R 38	R 20	R 39
Closing Price Of Copper Assumption | $ / lb	4.00	3.50	3.30
Australian entities and PNG operation
Disclosure of detailed information about business combination [line items]
Applicable taxation rate	30.00%	30.00%	30.00%
Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date							R 544
Discount rate applied to cash flow projections	10.50%	9.60%	10.20%				10.60%
Eva Copper operations and related assets
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cash consideration paid				R 2,996	$ 170
Contingent consideration recognised as of acquisition date				R 169
Discount rate applied to cash flow projections				12.90%	12.90%
Acquisition related costs		R 214
Closing Price Of Copper Assumption | $ / lb				3.5	3.5
Deferred tax asset not recognised as of Acquisition Date				R 224
Average Foreign Exchange Rate Assumption used for Eva Copper Project | australianDollarPerUSDollar				1.4	1.4
Eva Copper operations and related assets | Nominal discount rate
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections				12.90%	12.90%
Eva Copper operations and related assets | Cap
Disclosure of detailed information about business combination [line items]
Contingent Consideration Payable via 10% of net incremental revenue above US$3.80/Ib Cu | $						$ 30
Contingent Consideration Payable on New Copper Using US$0.03/Ib Cu | $						$ 30
Discount rate applied to cash flow projections				10.70%	10.70%
Eva Copper operations and related assets | Floor
Disclosure of detailed information about business combination [line items]
Discount rate applied to cash flow projections				10.70%	10.70%